Debt	12 Months Ended
Dec. 31, 2012
Debt
13.	DEBT

	December 31, 2012		December 31, 2011
Short-term borrowings and current portion of long-term debt:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	40,629	15.3	217,168	6.4-9.2
Bonds issue	195,635	7.4-11.3	380,349	8.1-19.0
Corporate lenders	3,144	0.0-7.0	5,782	0.0

Total	239,408		603,299
U.S. dollar-denominated:
Banks and financial institutions	15,698	1.8	291,503	1.3-8.0
Corporate lenders	—	—	260	6.5

Total	15,698		291,763
Euro-denominated:
Banks and financial institutions	49,809	1.1-4.5	341,928	1.8-9.4
Corporate lenders	3,831	2.9	—	—

Total	53,640		341,928
Romanian lei-denominated:
Banks and financial institutions	46,055	9.9	16,922	8.4-9.4

Total	46,055		16,922
Kazakh tenge-denominated:
Banks and financial institutions	16,585	9.5	28,538	9.5

Total	16,585		28,538
Turkish lira-denominated:
Banks and financial institutions	6,222	11.0-14.0	10,418	13.8-17.8

Total	6,222		10,418
Total short-term borrowings	377,608		1,292,868
Current portion of long-term debt	1,083,142		1,358,489

Total short-term borrowings and current portion of long-term debt	1,460,750		2,651,357

The weighted average interest rate of the ruble-denominated short-term borrowings as of December 31, 2012 and December 31, 2011 was 14.4% and 7.2% p.a., respectively. The weighted average interest rate of the U.S. dollar-denominated short-term borrowings as of December 31, 2012 and December 31, 2011 was 1.8% and 4.0% p.a., respectively. The weighted average interest rate of the euro-denominated short-term borrowings as of December 31, 2012 and December 31, 2011 was 3.5% and 4.9% p.a., respectively. The weighted average interest rate of the Romanian lei-denominated short-term borrowings as of December 31, 2012 and December 31, 2011 was 9.9% and 9.3% p.a., respectively. The weighted average interest rate of the Kazakh tenge-denominated short-term borrowings as of December 31, 2012 and December 31, 2011 was 9.5% and 9.5% p.a., respectively. The weighted average interest rate of the Turkish lira-denominated short-term borrowings as of December 31, 2012 and December 31, 2011 was 13.3% and 16.4% p.a., respectively.

	December 31, 2012		December 31, 2011
Long-term debt, net of current portion:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	2,938,742	7.5-14.0	2,674,866	6.0-14.0
Bonds issue	2,205,928	8.3-11.3	1,552,133	7.4-10.0
Corporate lenders	236	0.0	228	0.0

Total	5,144,906		4,227,227
U.S. dollar-denominated:
Syndicated loan	1,003,964	5.3	1,765,926	4.3-6.0
Banks and financial institutions	2,255,364	1.9-7.9	1,604,383	0.0-8.1
Corporate lenders	20,325	0.0-8.4	29,216	0.0-12.0

Total	3,279,653		3,399,525
Euro-denominated:
Banks and financial institutions	585,274	1.0-7.3	463,722	2.0-8.1
Corporate lenders	—	—	44	0.0

Total	585,274		463,766
Turkish lira-denominated:
Banks and financial institutions	2,798	11.9	—	—

Total	2,798		—
Total long-term obligations	9,012,631		8,090,518
Less: current portion	(1,083,142)		(1,358,489)

Total long-term debt, net of current portion	7,929,489		6,732,029

The weighted average interest rate of the ruble-denominated long-term borrowings as of December 31, 2012 and December 31, 2011 was 10.3% and 9.1% p.a., respectively. The weighted average interest rate of the U.S. dollar-denominated long-term borrowings as of December 31, 2012 and December 31, 2011 was 5.8% and 5.6% p.a., respectively. The weighted average interest rate of the euro-denominated long-term borrowings as of December 31, 2012 and December 31, 2011 was 3.6% and 4.2% p.a., respectively. The weighted average interest rate of the Turkish lira-denominated short-term borrowings was 11.9% as of December 31, 2012.

Aggregate scheduled maturities of the debt outstanding as of December 31, 2012, are as follows:

Payable by:
2013	1,460,750
2014	2,613,174
2015	2,932,315
2016	1,440,152
2017	736,864
Thereafter	206,984

Total	9,390,239

The unused portion under all credit facilities as of December 31, 2012 and December 31, 2011 was $580,939 and $904,059, respectively. As of December 31, 2012, the Group’s credit facilities provided aggregated borrowing capacity of $9,971,178, of which $1,508,336 expires within a year.

The outstanding balances of short-term and long-term debt by denominated currencies and major banks as of December 31, 2012 and December 31, 2011 were as follows:

	December 31, 2012	December 31, 2011
Short-term and long-term debt:	Amount	Amount
Russian ruble-denominated:
Bonds	2,401,563	1,932,482
Sberbank	1,057,451	1,352,453
VTB	883,976	740,599
Gazprombank	817,520	449,994
Eurasian Development Bank	92,227	87,004
Transcreditbank	78,152	58,695
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	31,606	41,410
Alfa-bank	—	31,060
MBRR	—	31,060
Other	21,819	105,769

Total	5,384,314	4,830,526
U.S. dollar-denominated:
Gazprombank	1,500,000	1,765,926
Syndicated credit facility	1,003,964	1,000,000
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	196,313	243,563
Alfa-bank	150,000	150,000
Fortis Bank	148,712	85,722
Sberbank	131,333	177,000
Uralsib	50,000	145,000
Raiffeisen Bank	43,250	50,000
Other	71,779	74,077

Total	3,295,351	3,691,288
Euro-denominated:
Fortis Bank	205,905	158,981
ING Bank	85,025	91,166
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	78,289	147,931
VTB	66,924	65,351
Uralsib	46,357	64,715
Gazprombank	35,762	34,947
Raiffeisen Bank	25,726	55,822
Sberbank	7,174	7,011
Alfa-bank	—	7,811
Other	87,752	171,959

Total	638,914	805,694
Romanian lei-denominated:
Raiffeisen Bank	46,055	16,922

Total	46,055	16,922
Kazakh tenge-denominated:
Sberbank	16,585	28,538

Total	16,585	28,538
Turkish lira-denominated:
Other	9,020	10,418

Total	9,020	10,418

Total short-term and long-term debt	9,390,239	9,383,386

(a)	Revolving credit lines

In 2010-2012, the Group negotiated revolving credit agreements providing for unrestricted borrowings up to $1,163,091 with several banks. These revolving credit lines allow the Group to withdraw, repay and re-draw in the agreed amounts, timing and number of times until the arrangement expires. Borrowings bear interest at 1.1-12.0% p.a., and are continuously renewable at the Group’s option for 1-5 years provided there is compliance with the terms of the agreement.

As of December 31, 2012, the Group intends to renew obligations in the amount of $289,881 incurred under those agreements for a period extending beyond one year from the balance sheet date. Accordingly, the long-term debt maturing in one year or earlier was excluded from current liabilities because the Group consummated a financing agreement meeting the conditions set forth in FASB ASC 470-10, “Debt” (“ASC 470”), prior to the issuance of the balance sheet.

(b)	Syndicated loan

In September 2010, the Group executed a $2,000,000 syndicated pre-export facility agreement and refinanced its remaining debt obligations under previously obtained credit facilities. The facility was split between CMP, SKCC, SUNP and Yakutugol in the amounts of $95,238, $857,143, $190,476 and $857,143, respectively. The facility was drawn in two tranches, a 3-year and a 5-year tranche in amount of $800,000 and $1,200,000, respectively. The repayment was scheduled in monthly installments after the 9 and 15 month grace periods, respectively. The credit facility bears interest at a rate of LIBOR plus 4.0-5.8% p.a.

The Group appointed ING Bank N.V. and The Royal Bank of Scotland N.V. as Co-ordinators. In addition, BNP Paribas SA, CJSC UniCredit Bank, Commerzbank Aktiengesellschaft, HSBC Bank plc, Natixis, OJSC “Nordea Bank”, Raiffeisen Zentralbank Oesterreich AG, Société Générale, UniCredit Bank AG, VTB Bank (Austria) AG, VTB Bank (Deutschland) AG and VTB Bank (France) SA acted as Mandated Lead Arrangers and Morgan Stanley and Credit Suisse as Lenders for the facility.

In December 2012, our subsidiaries Yakutugol and SKCC and a syndicate of banks coordinated by ING Bank N.V., Société Générale, UniCredit, JSCB Rosbank and ABN AMRO Bank N.V. entered into an amendment and restatement agreement to the existing pre-export facility agreements for a total amount of $1,000,000. The amendments provide that the loan, which was in a monthly repayment phase, will be repayable in equal monthly installments from December 2013 through August 2015. The amended facility bears interest at a rate of LIBOR plus 5.0 p.a. CMP and SUNP repaid the facility in the amount of $252,275 by the end of December 2012.

The Group treated this refinancing as a debt modification under ASC 470. The fees associated with the modified debt, along with existing capitalized origination fees, were capitalized and will be amortized as an adjustment of interest expense over the remaining term of the syndicated loan using the effective interest method.

(c)	Gazprombank facility

In February 2010, the Group signed a prolongation agreement for a $1,000,000 U.S. dollar-denominated credit facility with Gazprombank. According to this agreement, the credit facility including the short-term portion of $480,000 falling due in 2010 was rescheduled to be repaid in 2013-2015. Starting from October 25, 2011 through February 6, 2015, the credit facility bears interest at LIBOR plus 5.3% p.a.

In April 2012, Yakutugol and SKCC signed loan agreements with Gazprombank for credit facilities in the amount of $500,000 maturing in five years with a three year grace period bearing interest at 7.5% p.a.

(d)	Sberbank facility

On October 9, 2012, Sberbank opened four credit lines to our subsidiary SKCC in the total amount of 24 billion Russian rubles ($772,258 as of the dates when facilities were obtained) for the purpose of working capital financing, falling due in five years. The repayment should be made in eight equal installments starting from December 2015 through October 2017. As of December 31, 2012, the outstanding balance was $452,777.

Interest is payable at a floating rate varying from 12.1% to 13.1% per year for one of four credit lines and from 10.5% to 11.5% per year for the other three credit lines. The exact rate applicable to each loan depends on the ratio of SKCC revenue and the current amount of the liabilities under the loan. The interest rate is 10.5% - 12.1% at the end of the year. The obligations under the credit line agreement are guaranteed by Yakutugol, Mechel Mining OAO and Mechel OAO.

(e)	Bonds

On June 21, 2006, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($184,877 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the eighth coupon periods was set as equal to that of the first period. The bondholders had an option to demand repayment of the bonds at par value starting June 21, 2010 and November 16, 2011. The interest rate for the ninth and tenth coupon was set at 8.5% p.a. The interest rate for the eleventh to the fourteenth coupon periods was set at 7.4% p.a. The obligatory redemption date is June 12, 2013. The costs related to the issuance of bonds in the amount of $739 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2012 was $163,721 and is classified as current debt.

On July 30, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($159,154 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 3 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 19% p.a. The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period. The interest rate for the thirteenth to the sixteenth coupon periods was set at 11.3% p.a. The interest rate for the seventeenth to the twenty-eighth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting July 26, 2013. The obligatory redemption date is July 21, 2016. Bonds are secured by a guarantee issued by Yakutugol. The costs related to the issuance of bonds in the amount of $1,844 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2012 was $52,361 and is classified as current debt in amount $31,914 and as long-term debt in amount $20,717 as the Group has ability and intent to refinance part of obligations under these bonds in case of early redemption through long-term facility received from VTB in April 2013 (refer to Note 26).

On October 20, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($170,327 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 3 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 12.5% p.a. The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period. The interest rate for the thirteenth to the fourteenth coupon periods was set at 11.3% p.a. The interest rate for the fifteenth to the thirty-sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting April 19, 2013. The obligatory redemption date is October 9, 2018. Bonds are secured by a guarantee issued by Yakutugol. The costs related to the issuance of bonds in the amount of $703 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2012 was $45,402 and is classified as long-term debt as the Group has ability and intent to refinance the obligations under these bonds in case of early redemption through long-term facility received from VTB in April 2013 (refer to Note 26).

On November 13, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($174,398 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 12.5% p.a. The interest rate for the second to the fourth coupon periods is set as equal to that of the first period. The interest rate for the fifth and sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bonds were redeemed on November 9, 2012 in full amount.

On March 16, 2010, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($170,443 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 9.8% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The obligatory redemption date is March 12, 2013. The costs related to the issuance of bonds in the amount of $1,620 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2012 was $164,622 and is classified as long-term debt as the Group has ability and intent to refinance the obligations under these bonds in case of early redemption through long-term facility received from VTB in April 2013 (refer to Note 26).

On April 28, 2010, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($172,044 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 9.8% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The obligatory redemption date is April 24, 2013. The costs related to the issuance of bonds in the amount of $360 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2012 was $164,622 and is classified as long-term debt as the Group has ability and intent to refinance the obligations under these bonds in case of early redemption through long-term facility received from VTB in April 2013 (refer to Note 26).

On September 7, 2010, Mechel OAO issued two 5,000,000 ruble-denominated bonds in an aggregate principal amount of 10 billion Russian rubles ($327,042 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 10.0% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting August 27, 2015. The obligatory redemption date is August 25, 2020. The costs related to the issuance of bonds in the amount of $864 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2012 was $329,243 and is classified as long-term debt.

On February 22, 2011, Mechel OAO made two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of 10 billion Russian rubles ($342,996 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.3% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The interest rate for the seventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting February 14, 2014. The obligatory redemption date is February 9, 2021. The costs related to the issuance of bonds in the amount of $2,355 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2012 in the amount of $329,243 is classified as long-term debt.

On June 9, 2011, Mechel OAO made two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of 10 billion Russian rubles ($361,210 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting May 29, 2016. The obligatory redemption date is May 27, 2021. The costs related to the issuance of bonds in the amount of $1,293 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2012 in amount of $329,243 is classified as long-term debt.

On June 14, 2011, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($179,916 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting June 3, 2016. The obligatory redemption date is June 1, 2021. The costs related to the issuance of bonds in the amount of $574 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2012 in amount of $164,622 and is classified as long-term debt.

On February 14, 2012, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($167,295 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 10.25% p.a. The interest rate for the second to the fourth coupon periods is set as equal to that of the first period. The interest rate for the fifth to sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting February 5, 2014. The obligatory redemption date is February 10, 2015. The costs related to the issuance of bonds in the amount of $571 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2012 in the amount of $164,622 is classified as long-term debt.

On April 10, 2012, Mechel OAO made five issues of ruble-denominated bonds in an aggregate principal amount of 15 billion Russian rubles ($506,145 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for all coupon periods amounted to 11.25% p.a. The obligatory redemption date is April 7, 2015. The costs related to the issuance of bonds in the amount of $251 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2012 in the amount of $493,865 is classified as long-term debt.

(f)	Other loans

In addition to a $1,000,000 U.S. dollar-denominated credit facility, in 2011-2012, Gazprombank provided long-term ruble, U.S. dollar and euro-denominated loans to the Group’s subsidiaries bearing interest at 4.3-11.0% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $1,353,282 and $484,941, respectively.

In addition to a 24 billion Russian rubles ($772,258 as of the dates when facilities were obtained) credit facility, during 2009-2012, Sberbank provided long-term and short-term ruble, U.S. dollar, Kazakh tenge and euro-denominated loans to the Group’s subsidiaries bearing interest at 4.3-14.0% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $759,766 and $604,714, respectively.

During 2008, VTB provided a short-term ruble-denominated loan to the Group’s subsidiaries (CMP, SKCC and Yakutugol) bearing interest at 12.0% p.a., which was increased by the bank in November 2009 up to 14.6% p.a. for Yakutugol and SKCC and up to 14.0% p.a. for CMP. In September 2010, the interest rate was decreased to 9.8% p.a. for SKCC. In April 2011, the interest rate was decreased to 8.4% p.a. for SKCC and Yakutugol. In accordance with an amendment to the agreement, the loan should be repaid in November 2012. In April 2012, VTB signed an amendment resulting in a repayment of the facility in four equal payments starting from July 2014 through April 2015. Accordingly, the Group classified the outstanding balance under this facility agreement as long-term debt as of December 31, 2011. In 2012, the interest rate was agreed to be MosPrime plus 4.5% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $447,770 and $422,411, respectively.

During 2010-2012, VTB provided ruble and euro-denominated long-term and short-term loans to CMP, HBL and Mechel OAO, bearing interest at 5.3-12.0% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $503,129 and $383,539, respectively.

In 2012, Uralsib Bank provided BMP and Mechel-Trans with long-term U.S. dollar and euro-denominated loans bearing interest at 6.8-7.3% p.a. The outstanding balance as of December 31, 2012 was $96,357.

In 2011, TransCreditBank provided a long-term ruble-denominated loan to SKCC bearing interest at 9.65% p.a. Starting from May 2012, the interest rate is MosPrime plus a margin 4.95% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $78,152 and $58,695 respectively.

During 2006-2011, UniCredit Bank provided short-term and long-term U.S. dollar and euro-denominated loans to the Group’s subsidiaries bearing interest at 1.0-8.0% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $306,208 and $106,814, respectively.

During 2007-2010, Fortis Bank provided the Group’s subsidiaries with U.S. dollar and euro-denominated loans bearing interest at 1.7-7.5% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $354,617 and $213,840, respectively.

During 2011-2012, Alfa-bank provided MTAG with long-term U.S. dollar-denominated loans bearing interest at 5.9-7.9% p.a. in the total amount of $150,000. The outstanding balance as of December 31, 2012 and December 31, 2011 were $150,000 and $150,000 respectively.

In 2011, Eurasian Development Bank provided Yakutugol with a long-term ruble-denominated loan bearing interest at 9.2% in the total amount of $95,319. The outstanding balance as of December 31, 2012 was $92,227.

In 2008-2012, ING bank provided the Group’s subsidiaries with short-term and long-term multi-currency-denominated loans bearing interest at 1.6-3.9% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $85,025 and $91,166, respectively.

In 2009-2011, Raiffeisenbank provided the Group’s subsidiaries with short-term and long-term multi-currency-denominated loans bearing interest at 1.1-9.9% p.a. The outstanding balances as of December 31, 2012 and December 31, 2011 were $115,031 and $122,064, respectively.

(g)	Pledges

The syndicated pre-export credit facility was secured by 1,212,594 common shares of Yakutugol (30% of total common shares) and 10,832,764 common shares of SKCC (30% of total common shares) as of December 31, 2012. In January 2013, the number of shares pledged was renegotiated. The indebtedness under the credit facility is secured by the pledge of 1,010,498 common shares of Yakutugol (25% plus 1 of total common shares) and 9,027,306 common shares of SKCC (25% plus 1 of total common shares).

The indebtedness under the credit facility with Gazprombank is secured by the pledge of 1,010,498 common shares of Yakutugol (25% plus 1 of total common shares) and 9,027,306 common shares of SKCC (25% plus 1 of total common shares).

The indebtedness under the long-term credit facility provided by Sberbank to CMP totaling $493,865 and $465,895 as of December 31, 2012 and December 31, 2011, respectively, is secured by the pledge of 1,866,711 common shares of BMP (25% plus 1 share of total common shares).

The indebtedness under the long-term credit facility provided by Fortis to CMP totaling $282,130 and $135,103 as of December 31, 2012 and December 31, 2011, respectively, is secured by the pledge of 632,393 common shares of CMP (20% of total common shares).

The indebtedness under the long-term credit facility of $500,000 provided by Gazprombank to Yakutugol and SKCC is secured by the pledge of 62,533 common shares of KMP (25% plus 1 of total common shares) as of December 31, 2012.

As of December 31, 2012 and December 31, 2011, the carrying value of property, plant and equipment pledged under the loan agreements amounted to $1,208,167 and $789,929, respectively. Carrying value of inventories pledged under the loan agreements amounted to $111,723 and $282,399 as of December 31, 2012 and December 31, 2011, respectively. Accounts receivable pledged as of December 31, 2012 and December 31, 2011 amounted to $17,359 and $79,667, respectively. Cash pledged under the loan agreements amounted to $2,340 and $117,461 as of December 31, 2012 and December 31, 2011, respectively.

(h)	Covenants

The Group’s loan agreements contain a number of covenants and restrictions, which include, but are not limited to, financial ratios, maximum amount of debt, minimum value of shareholders’ equity and certain cross-default provisions. The covenants also include, among other restrictions, limitations on: (1) indebtedness of certain companies in our group; (2) amount of dividends on our common and preferred shares; and (3) amounts that can be spent for capital expenditures, new investments and acquisitions. Covenant breaches if not waived generally permit lenders to demand accelerated repayment of principal and interest.

The table below sets out the requirements of most significant restrictive debt covenants and the actual ratios/amounts as of December 31, 2012.

Restrictive Covenant	Requirement	Actual as of December 31, 2012
Mechel’s Adjusted Shareholders Equity, as defined in respective loan agreements	Greater than or equal to $4,000,000	$4,135,944
Mechel’s Net Borrowings to EBITDA	Shall not exceed 5.5:1.0	7.2:1.0
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 2.65:1.0	1.85:1.0
Mechel’s Net Borrowings	Not exceed $11,000,000	$9,613,020

As of December 31, 2012, the Group was not in compliance with financial covenants under various loan agreements, but received appropriate waivers from the lenders and covenant amendments from the banks. Specifically, the Group received, after December 31, 2012, consents and covenant amendments relating to the following breaches under various long-term and short-term loans totaling $5,952,620:

•

The Group would not have been in compliance with “Net Borrowings to EBITDA” ratio as defined by numerous debt agreements at a level not exceeding 5.5:1.0 as of December 31, 2012, while the actual “Net Borrowings to EBITDA” ratio was 7.2:1.0. As of June 30, 2013, the ratio of “Net Borrowings to EBITDA” shall not exceed 7.5:1.0, reducing to 3.5:1.0 as of June 30, 2017.

•

The Group would not have been in compliance with “EBITDA to Net Interest Expenses” ratio set at a level not less than 2.65:1, while the actual “EBITDA to Net Interest Expenses” ratio was 1.85:1.0. As of June 30, 2013, the ratio of “EBITDA to Net Interest Expenses” shall not be less than 1.5:1.0, increasing to 4.0:1.0 as of June 30, 2017.

•	The Group would not have been in compliance with the “Net Borrowings to EBITDA” ratio set at a level not exceeding 3.5:1.0 as of December 31, 2012 for Mechel-Mining OAO under numerous loan agreements.

•

HBL would not have been in compliance with its financial covenants “Net Equity” and “Shareholders’ Equity” under the long-term euro-denominated agreement signed with VTB (Deutschland) set at a level to be equal or greater than $nil. As of December 31, 2012, these amounts were negative. The outstanding balance under this loan agreement was $61,970 as of December 31, 2012.

In addition, Mechel OAO would not have been in compliance with indebtedness related ratio set by the long-term credit facility agreement signed with Bank of China. As of December 31, 2012, the Group had $18,438 of loans repayable within next twelve months including $13,828 of long-term debt that was classified as short-term liabilities as of that date because of the covenant violations.

One of the waivers that the Group received from UniCredit Bank is subject to the fulfillment of certain conditions before April 30, 2013. Management believes that it is probable that such conditions will be met by April 30, 2012.

In addition, the loan agreements set restrictions on the distribution of the Group’s earnings for the dividend payments on ordinary and preferred shares if: (i) the Group’s ratio of “Net Borrowings to EBITDA” exceeds or equal to 3.0:1.0; (ii) the amount of dividends exceeds 60% of net profit for the year; (iii) the amount of dividends on preferred shares exceeds 20% of net profit for the respective year, and (iv) the Group incurs a loss during the year the payment of dividend on preferred shares shall not exceed 7,500,000 Russian rubles ($245).

In accordance with the Group’s projections, the Group has both intent and ability to meet the covenants during and for the year ending December 31, 2013. As a result, no reclassification of long-term debt to short-term liabilities due to covenant violations as of December 31, 2012 has been made, except for the amount under the facility signed with Bank of China as described above.